Trinity Acquisition	6 Months Ended
Jun. 30, 2026
Trinity Acquisition [Abstract]
TRINITY ACQUISITION

NOTE 2: TRINITY ACQUISITION

On November 7, 2025, the Company and Millard L. “Flip” Wallen, owner of 100% of the shares of TRINITY Group Construction, Inc., a Virginia S-corporation (the “Seller”) entered into a Letter of Intent for the acquisition of TRINITY by the Company, subject to definitive agreement (the “LOI”). Mr. Wallen is President of KiNRG and a related party. On March 31, 2026, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”) with TRINITY and the Seller, pursuant to which the Company agreed to acquire 100% of the issued and outstanding capital stock of TRINITY (the “Acquisition”). The Purchase Agreement was consummated on April 1, 2026.

The TRINITY Acquisition has been accounted for as a business combination under ASC 805, Business Combinations, using the acquisition method of accounting. Management evaluated the accounting treatment for this transaction under ASC 805 (Business Combinations) to determine whether it constituted a combination of entities under common control. Because the President does not hold a controlling financial interest (defined as a majority voting interest) in the purchasing Company, the pre-acquisition entities were not under the ultimate control of the same individual or corporate parent group. Accordingly, Management concluded that this transaction resulted in a substantive change in control of TRINITY. It has therefore been accounted for as a business combination utilizing the acquisition method under ASC 805-10, with the assets acquired and liabilities assumed recorded at their fair values as of the acquisition date rather than at historical cost carryover basis. TRINITY’s results of operations have been included in the Company’s condensed consolidated financial statements from April 1, 2026.

The purchase price consists of the following: (i) $1,000,000 cash; (ii) 4,200,000 shares of KiNRG common stock, par value $0.0001 per share, at a price of $2.00 per share, based on arm’s-length sales of the Company’s common stock in March 2026, which management believes is a reasonable indication of fair value; (iii) a note payable in the amount of $3,000,000 with an interest rate of 6% per annum due on the earlier of the closing of a public offering by the Company or September 30, 2026. On July 27, 2026, the due date of the note was extended from September 30, 2026 to December 31, 2026. See Note 22.

The Company evaluated its receivables-financing arrangements and “future receivables obligation” related to TRINITY’s projects and concluded that, as of the Acquisition Date, those arrangements represent financing obligations rather than additional purchase consideration. The activity under the future receivable obligation for the three months ended June 30, 2026 was as follows:

April 1, 2026	$16,113,228
Payments made	(16,052,804)
Interest amortized	3,590,302
June 30, 2026	$3,650,726

Preliminary Purchase Price

The purchase price consideration was measured at acquisition date fair value. The 4,200,000 shares of common stock were valued at $2.00 per share, based on sales of KiNRG stock at $2.00 per share on March 31, 2026, which management believes is a reasonable indication of fair value. The $3,000,000 face amount of the promissory note approximates its fair value due to the short-term duration of the note and that the contract rate of 6% sits above the risk-free threshold.

The purchase consideration is summarized below:

Cash	$1,000,000
Note payable	3,000,000
Common stock (4,200,000 shares x $2.00)	8,400,000
Total estimated purchase price	$12,400,000

Preliminary Purchase Price Allocation

The following table sets forth the preliminary allocation of the purchase price. Contract assets and contract liabilities have been recognized and measured in accordance with ASC 606, Revenue from Contracts with Customers, consistent with ASU 2021-08, and other identifiable assets and liabilities have been measured at their estimated acquisition-date amounts. The allocation is preliminary and subject to change during the measurement period as the Company completes its valuations.

Assets acquired:
Cash and cash equivalents	$13,439,400
Contract receivables	101,954,686
Retention receivables	34,503,368
Contract assets (costs and estimated earnings in excess of billings on uncompleted contracts)	3,528,138
Due from affiliate	35,328,981
Reserve for amounts due from affiliate	(29,917,458)
Due from affiliate, net	5,411,523
Prepaid expenses and other current assets	195,287
Property and equipment, net	354,813
Operating lease right-of-use assets	851,701
Deferred tax asset	75,845
Deposit	10,000
Customer-related and contract-based intangible assets	-
Total identifiable assets acquired	$160,324,761

Liabilities assumed:
Accounts payable	$103,896,473
Retention payable	33,806,194
Accrued salaries and other current liabilities	726,681
Accrued liabilities – related parties	6,314,423
Contract liabilities	17,203,905
Obligation under future receivables financing, net	16,113,228
Current portion of operating lease liabilities	267,691
Current portion of long-term debt	28,169
Operating lease liabilities, net of current portion	584,010
Long-term debt, net of current portion	98,180
Total liabilities assumed	$179,038,954

Net identifiable liabilities assumed	$18,714,193
Total purchase price	12,400,000
Goodwill	$31,114,193

The goodwill recognized in connection with the TRINITY Acquisition represents the expected future economic benefits from TRINITY’s assembled workforce, customer relationships, project backlog and anticipated synergies from combining TRINITY’s construction expertise with KiNRG’s HydroThermal Reactor technology. The goodwill is not expected to be deductible for income tax purposes.

The Company intends to combine TRINITY’s expertise in constructing data centers with KiNRG’s HydroThermal Reactor power generation technology to market a data center solution.

Measurement Period

The purchase price allocation is preliminary. The Company is continuing to evaluate the fair values of certain assets and liabilities, including customer-related and contract-based intangible assets, working capital accounts, contract positions and income tax-related items. In accordance with ASC 805, the Company may record adjustments to the provisional amounts during the measurement period (which will not exceed one year from April 1, 2026), with a corresponding adjustment to goodwill.

Pro forma Information

For the three and six months ended June 30, 2026, TRINITY contributed revenue and net income from continuing operations of approximately $369,170,248 and $14,391,831, respectively, to the Company’s consolidated results.

The following unaudited pro forma information presents the Company’s consolidated results of operations as if the TRINITY Acquisition had occurred on January 1, 2025. The pro forma amounts are presented for informational purposes only and are not necessarily indicative of what the Company’s results of operations would have been had the Acquisition been completed on that date, nor are they indicative of future results.

–	For the six months ended June 30, 2026, pro forma revenue would have been approximately $589,185,442 and pro forma net income from continuing operations would have been approximately $21,044,680.

–	For the six months ended June 30, 2025, pro forma revenue would have been approximately $82,846,589 and pro forma net income from continuing operations would have been approximately $436,051.

The pro forma results reflect the following material, non-recurring adjustments directly attributable to the TRINITY Acquisition:

–	Elimination of acquisition-related costs in the amount of $68,130, included in Selling, general and administrative expenses on the Company’s Statement of Operations, incurred during the six months ended June 30, 2026.

–	Amortization of acquired intangible assets of $0 due to no identifiable intangibles having been recorded, pending valuation.

–	The income tax effects of the pro forma adjustments based on applicable statutory tax rates.

Pro forma Summary Tables

	FOR THE SIX MONTHS ENDED JUNE 30, 2026
	KiNRG	TRINITY	Adjustments	Notes	Combined
Revenues	$-	$589,185,442			$589,185,442

Net income (loss) from continuing operations	$1,544,537	$26,479,722	(6,979,579)	(1)	$21,044,680

	FOR THE SIX MONTHS ENDED JUNE 30, 2025
	KiNRG	TRINITY	Adjustments	Notes	Combined
Revenues	$-	$82,846,589			$82,846,589

Net income (loss) from continuing operations	$(472,473)	$1,110,901	(202,377)	(2)	$436,051

(1)	Remove acquisition-related costs of $68,130 and interest income of $7,047,709 related to amounts due from affiliate fully reserved in consolidation.
(2)	Remove interest income of $202,377 related to amounts due from affiliate fully reserved in consolidation.